UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity®

Intermediate Bond

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,032.80	$ 2.27
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of its investments of each Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 39.9%	U.S. Government and U.S .Government Agency Obligations 44.2%
AAA 18.0%	AAA 11.4%
AA 6.9%	AA 5.5%
A 9.4%	A 9.5%
BBB 19.8%	BBB 20.3%
BB and Below 3.3%	BB and Below 3.6%
Not Rated 1.0%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	4.2	4.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	3.5	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 29.8%		Corporate Bonds 30.2%
	U.S. Government and U.S. Government Agency Obligations 39.9%		U.S. Government and U.S. Government Agency Obligations 44.2%
	Asset-Backed Securities 13.2%		Asset-Backed Securities 10.4%
	CMOs and Other Mortgage Related Securities 14.5%		CMOs and Other Mortgage Related Securities 10.0%
	Other Investments 0.9%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	9.3%	** Foreign investments	8.2%
* Futures and Swaps	16.5%	** Futures and Swaps	19.4%

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Univision Communications, Inc. 3.875% 10/15/08	$ 8,635	$ 8,344
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	12,303	12,272
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	6,130	6,207
		18,479
FINANCIALS - 0.3%
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	12,187
Real Estate Management & Development - 0.1%
Realogy Corp. 6.5% 10/15/16 (c)	8,900	9,313
TOTAL FINANCIALS		21,500
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	12,270
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	2,000	2,030
United Airlines pass thru trust certificates:
7.032% 4/1/12	5,283	5,362
7.186% 10/1/12	13,082	13,302
		20,694
TOTAL INDUSTRIALS		32,964
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	4,174	4,178
Nevada Power Co. 6.5% 5/15/18	20,260	21,028
		25,206
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	8,680	7,921
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	$ 7,703	$ 8,088
TOTAL UTILITIES		41,215
TOTAL NONCONVERTIBLE BONDS (Cost $119,583)		122,502
U.S. Government and Government Agency Obligations - 22.3%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
3.25% 2/15/09	38,091	36,967
4.75% 12/15/10	16,545	16,519
5% 2/16/12	45,000	45,334
Federal Home Loan Bank:
5% 9/18/09	29,195	29,341
5.375% 8/19/11	22,735	23,241
Freddie Mac:
4.25% 7/15/09	43,810	43,233
5% 1/30/14	23,200	23,402
5.25% 7/18/11	167,319	170,136
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,130	3,135
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		391,308
U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	111,842	107,613
2% 1/15/14 (e)	272,149	269,044
2% 7/15/14	133,815	132,288
2.375% 4/15/11	4,067	4,106
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		513,051
U.S. Treasury Obligations - 11.2%
U.S. Treasury Notes:
4.25% 8/15/13 (b)	200,732	197,862
4.25% 11/15/13 (d)	18,800	18,515
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 1/31/12 (b)(d)	$ 380,181	$ 384,055
4.75% 5/15/14 (b)	305,205	309,163
TOTAL U.S. TREASURY OBLIGATIONS		909,595
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,817,718)		1,813,954
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 7.6%
3.735% 10/1/33 (h)	940	927
3.75% 1/1/34 (h)	863	850
3.759% 10/1/33 (h)	872	861
3.787% 6/1/34 (h)	4,216	4,137
3.824% 4/1/33 (h)	2,590	2,583
3.85% 10/1/33 (h)	22,065	21,837
3.943% 5/1/33 (h)	288	285
3.986% 2/1/35 (h)	747	743
3.998% 10/1/18 (h)	642	636
4% 7/1/18	13,788	13,062
4.014% 1/1/35 (h)	363	365
4.05% 2/1/35 (h)	692	690
4.065% 4/1/33 (h)	290	289
4.07% 2/1/35 (h)	482	483
4.076% 2/1/35 (h)	1,294	1,286
4.079% 2/1/35 (h)	445	443
4.102% 1/1/35 (h)	1,418	1,414
4.116% 2/1/35 (h)	1,664	1,660
4.126% 2/1/35 (h)	1,265	1,271
4.137% 1/1/35 (h)	2,541	2,532
4.175% 1/1/35 (h)	1,911	1,879
4.25% 2/1/35 (h)	929	915
4.258% 1/1/34 (h)	2,436	2,415
4.279% 3/1/35 (h)	811	810
4.281% 10/1/33 (h)	372	370
4.283% 8/1/33 (h)	1,654	1,646
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.292% 3/1/33 (h)	$ 992	$ 993
4.296% 3/1/33 (h)	415	408
4.307% 3/1/33 (h)	472	465
4.317% 6/1/33 (h)	479	479
4.345% 5/1/35 (h)	997	992
4.347% 1/1/35 (h)	1,001	988
4.355% 4/1/35 (h)	471	468
4.364% 2/1/34 (h)	1,895	1,882
4.402% 2/1/35 (h)	1,450	1,431
4.416% 5/1/35 (h)	2,520	2,516
4.419% 12/1/33 (h)	38,402	37,902
4.421% 5/1/35 (h)	769	764
4.429% 3/1/35 (h)	1,321	1,303
4.448% 8/1/34 (h)	2,637	2,620
4.481% 2/1/35 (h)	769	767
4.485% 3/1/35 (h)	2,886	2,852
4.507% 2/1/35 (h)	5,020	5,026
4.508% 3/1/35 (h)	2,833	2,802
4.515% 2/1/35 (h)	13,547	13,482
4.515% 10/1/35 (h)	442	440
4.526% 1/1/35 (h)	1,066	1,064
4.531% 2/1/35 (h)	502	504
4.536% 7/1/35 (h)	3,057	3,046
4.568% 7/1/35 (h)	3,462	3,455
4.575% 9/1/34 (h)	2,434	2,416
4.575% 2/1/35 (h)	2,549	2,525
4.578% 2/1/35 (h)	9,040	8,953
4.594% 11/1/34 (h)	2,592	2,572
4.594% 1/1/35 (h)	4,621	4,584
4.6% 7/1/34 (h)	31,479	31,502
4.648% 3/1/35 (h)	6,205	6,204
4.662% 11/1/34 (h)	3,121	3,103
4.687% 3/1/35 (h)	359	359
4.715% 10/1/34 (h)	3,139	3,124
4.727% 7/1/34 (h)	2,499	2,490
4.743% 12/1/34 (h)	2,168	2,156
4.746% 5/1/33 (h)	54	54
4.782% 12/1/34 (h)	831	826
4.804% 6/1/35 (h)	3,984	3,979
4.809% 8/1/34 (h)	785	788
4.81% 2/1/33 (h)	1,245	1,250
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.813% 11/1/34 (h)	$ 2,502	$ 2,492
4.859% 10/1/34 (h)	9,906	9,879
4.896% 10/1/35 (h)	1,842	1,844
4.95% 8/1/34 (h)	8,274	8,271
4.988% 2/1/35 (h)	283	283
5% 12/1/17 to 8/1/18	57,757	57,063
5.064% 7/1/34 (h)	383	383
5.07% 5/1/35 (h)	5,089	5,099
5.071% 9/1/34 (h)	7,405	7,411
5.088% 9/1/34 (h)	832	833
5.135% 1/1/36 (h)	7,256	7,271
5.158% 5/1/35 (h)	8,959	8,963
5.168% 5/1/35 (h)	3,209	3,209
5.172% 8/1/33 (h)	1,173	1,177
5.176% 3/1/35 (h)	425	425
5.178% 6/1/35 (h)	3,673	3,682
5.2% 5/1/35 (h)	9,414	9,425
5.218% 4/1/36 (h)	10,076	10,116
5.266% 11/1/36 (h)	3,287	3,303
5.285% 7/1/35 (h)	438	439
5.327% 12/1/34 (h)	1,238	1,243
5.401% 2/1/36 (h)	1,271	1,276
5.492% 2/1/36 (h)	15,587	15,703
5.5% 3/1/14 to 12/1/33	110,633	110,947
5.537% 11/1/36 (h)	6,750	6,797
5.569% 9/1/36 (h)	5,009	5,049
5.616% 1/1/36 (h)	4,566	4,610
5.729% 9/1/35 (h)	4,066	4,107
5.807% 2/1/36 (h)	2,321	2,350
5.837% 3/1/36 (h)	10,113	10,232
5.855% 1/1/36 (h)	3,233	3,278
6.5% 4/1/13 to 3/1/35	69,091	70,818
6.632% 9/1/36 (h)	13,647	13,901
7% 7/1/25 to 2/1/32	131	136
7.5% 8/1/13 to 8/1/29	1,346	1,404
12.5% 4/1/15 to 8/1/15	25	28
TOTAL FANNIE MAE		621,370
Freddie Mac - 1.1%
4.078% 1/1/35 (h)	1,089	1,081
4.16% 1/1/34 (h)	10,326	10,194
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.278% 3/1/35 (h)	$ 1,090	$ 1,084
4.279% 5/1/35 (h)	1,858	1,845
4.297% 12/1/34 (h)	1,339	1,316
4.321% 2/1/35 (h)	2,402	2,392
4.342% 3/1/35 (h)	1,998	1,965
4.38% 2/1/35 (h)	2,462	2,421
4.422% 6/1/35 (h)	1,650	1,638
4.426% 2/1/34 (h)	1,061	1,051
4.431% 3/1/35 (h)	1,263	1,241
4.452% 3/1/35 (h)	1,327	1,307
4.544% 2/1/35 (h)	2,175	2,145
4.772% 3/1/33 (h)	450	455
4.772% 10/1/34 (h)	3,619	3,592
4.824% 9/1/34 (h)	1,801	1,790
4.994% 4/1/35 (h)	5,822	5,820
5.122% 4/1/35 (h)	5,736	5,719
5.217% 3/1/36 (h)	1,861	1,864
5.291% 6/1/35 (h)	3,794	3,793
5.439% 11/1/35 (h)	2,377	2,386
5.55% 1/1/36 (h)	7,389	7,418
6.519% 10/1/36 (h)	13,417	13,601
6.604% 7/1/36 (h)	6,335	6,415
6.704% 8/1/36 (h)	2,127	2,169
7% 3/1/07 to 7/1/13	804	820
7.5% 4/1/07 to 1/1/33	1,403	1,448
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		86,973
Government National Mortgage Association - 2.1%
3.75% 1/20/34 (h)	5,494	5,470
4.25% 7/20/34 (h)	1,831	1,815
6.5% 3/1/37 (d)	145,500	149,283
7% 3/15/26 to 11/15/32	14,129	14,694
7.5% 3/15/28	11	12
8% 7/15/17 to 8/15/30	3,975	4,200
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		175,474
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $887,528)		883,817
Asset-Backed Securities - 2.3%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)	$ 2,558	$ 2,563
Class M2, 6.42% 2/25/34 (h)	3,053	3,077
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (c)(h)	7,290	7,290
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(h)	1,934	1,963
American Express Credit Account Master Trust Series 2004-1 Class B, 5.57% 9/15/11 (h)	7,275	7,301
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.79% 1/6/10 (h)	1,972	1,972
Series 2006-1 Class E1, 6.62% 5/6/13 (c)	6,890	6,850
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (h)	628	630
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (h)	6,625	6,627
Series 2002-C1 Class C1, 6.28% 12/15/09 (h)	9,450	9,459
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (h)	4,329	4,330
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2:
Class M1, 5.82% 2/25/35 (h)	8,255	8,294
Class M2, 6.07% 2/25/35 (h)	3,010	3,034
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,230	1,236
Class C, 5.77% 5/20/10 (c)	1,180	1,192
Class D, 6.15% 4/20/11 (c)	2,010	2,039
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(h)	1,080	931
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)	8,975	9,004
Series 2004-3 Class M1, 5.82% 6/25/34 (h)	1,800	1,807
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,756
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)	500	500
Class M4, 6.22% 3/25/34 (h)	375	376
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	4,280	4,318
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,968
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (h)	5,569	5,572
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M2, 5.78% 1/25/35 (h)	$ 2,875	$ 2,888
Class M3, 5.81% 1/25/35 (h)	1,550	1,558
Class M4, 6% 1/25/35 (h)	1,125	1,132
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	5,180	5,145
GSAMP Trust:
Series 2002-HE Class M1, 7.195% 11/20/32 (h)	3,852	3,856
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (h)	4,245	4,245
Class M2, 6.42% 1/25/34 (h)	633	633
Class M3, 6.62% 1/25/34 (h)	374	374
Home Equity Asset Trust Series 2003-2 Class M1, 6.64% 8/25/33 (h)	3,183	3,186
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (h)	1,362	1,368
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)	1,705	1,707
Class M2, 5.81% 1/20/35 (h)	1,279	1,283
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 6.4% 6/25/34 (h)	1,705	1,714
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.82% 3/15/10 (h)	6,335	6,351
Series 2003-B2 Class B2, 5.71% 10/15/10 (h)	1,805	1,812
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)	2,476	2,492
Class M2, 5.87% 7/25/34 (h)	450	451
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 6.02% 7/25/34 (h)	3,105	3,120
Morgan Stanley ABS Capital I, Inc. Series 2003-NC7 Class M1, 6.02% 6/25/33 (h)	2,586	2,588
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (h)	1,744	1,746
Series 2002-NC3 Class A3, 6% 8/25/32 (h)	89	89
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (h)	411	413
Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(h)	3,500	2,160
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(h)	8,835	8,835
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8% 6/15/10 (h)	7,360	7,371
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust XII Series 2005-A12: - continued
Class C, 6.52% 6/15/10 (h)	$ 3,680	$ 3,715
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (h)	246	247
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	4,875
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(h)	13,240	13,240
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(h)	4,156	3,640
TOTAL ASSET-BACKED SECURITIES (Cost $189,757)		189,323
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.4%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (h)	1,363	1,366
Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)	907	908
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)	387	387
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (h)	1,158	1,160
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (c)(h)	6,300	6,300
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)	3,197	3,202
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	27,642	104
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)	4,612	4,622
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(h)	3,929	3,988
Class B4, 6.97% 6/10/35 (c)(h)	3,516	3,586
Class B5, 7.57% 6/10/35 (c)(h)	2,401	2,449
Class B6, 8.07% 6/10/35 (c)(h)	1,423	1,463
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 4% 6/25/33 (c)(h)	2,447	2,459
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.755% 9/20/34 (h)	$ 3,033	$ 3,038
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (h)	3,280	2,785
TOTAL PRIVATE SPONSOR		37,817
U.S. Government Agency - 2.9%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	15,835	15,931
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-73 Class QC, 5.5% 1/25/26	5,265	5,265
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,882
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,885
Series 2006-4 Class PB, 6% 9/25/35	15,200	15,535
sequential pay Series 2005-41 Class LA, 5.5% 5/25/35	11,349	11,459
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	4,750	4,793
Series 2004-3 Class BA, 4% 7/25/17	813	790
Series 2004-45 Class AV, 4.5% 10/25/22	6,985	6,912
Series 2004-86 Class KC, 4.5% 5/25/19	3,492	3,426
Series 2004-91 Class AH, 4.5% 5/25/29	7,073	6,934
Freddie Mac:
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	7,463	7,659
Series 2356 Class GD, 6% 9/15/16	5,223	5,346
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,643
sequential payer Series 2516 Class AH, 5% 1/15/16	3,293	3,275
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	7,126	7,288
Series 2425 Class JH, 6% 3/15/17	6,001	6,144
Series 2489 Class PD, 6% 2/15/31	1,488	1,490
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,675
Series 2702 Class WB, 5% 4/15/17	13,170	13,203
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,447
Series 3018 Class UD, 5.5% 9/15/30	9,030	9,129
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,074
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 16,137	$ 15,826
Series 2809 Class UA, 4% 12/15/14	4,054	3,985
Series 3117 Class PC, 5% 6/15/31	24,000	23,864
TOTAL U.S. GOVERNMENT AGENCY		234,860
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $270,934)		272,677
Commercial Mortgage Securities - 1.7%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (c)(h)	1,385	1,385
Class J, 7.27% 11/15/15 (c)(h)	1,430	1,429
Class K, 7.92% 11/15/15 (c)(h)	1,290	1,289
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (c)(h)	3,695	3,699
Class F, 6.07% 7/14/20 (c)(h)	2,230	2,232
Class G, 6.2% 7/14/20 (c)(h)	1,115	1,116
Class H, 6.42% 7/14/20 (c)(h)	1,485	1,487
Series 2005-MIB1:
Class C, 5.63% 3/15/22 (c)(h)	1,710	1,711
Class D, 5.68% 3/15/22 (c)(h)	1,730	1,731
Class F, 5.79% 3/15/22 (c)(h)	1,685	1,686
Class G, 5.85% 3/15/22 (c)(h)	1,090	1,091
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(h)	3,771	3,772
Class B, 6.28% 7/14/11 (c)(h)	1,881	1,880
Class C, 6.43% 7/14/11 (c)(h)	3,766	3,767
Class D, 7.061% 7/14/11 (c)(h)	2,189	2,190
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(h)	5,183	5,193
Class B, 7.22% 4/25/34 (c)(h)	600	604
Class M1, 5.88% 4/25/34 (c)(h)	491	493
Class M2, 6.52% 4/25/34 (c)(h)	436	440
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 5.75% 8/25/34 (c)(h)	$ 5,366	$ 5,385
Class M1, 5.9% 8/25/34 (c)(h)	1,733	1,741
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(h)	6,185	6,202
Class A2, 5.74% 1/25/35 (c)(h)	854	857
Class M1, 5.82% 1/25/35 (c)(h)	1,059	1,063
Class M2, 6.32% 1/25/35 (c)(h)	683	689
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(h)	8,677	8,707
Class B1, 6.72% 1/25/36 (c)(h)	731	733
Class M1, 5.77% 1/25/36 (c)(h)	2,740	2,753
Class M2, 5.79% 1/25/36 (c)(h)	822	826
Class M3, 5.82% 1/25/36 (c)(h)	1,187	1,193
Class M4, 5.93% 1/25/36 (c)(h)	639	643
Class M5, 5.97% 1/25/36 (c)(h)	639	643
Class M6, 6.02% 1/25/36 (c)(h)	731	734
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.6532% 8/13/39 (c)(h)(j)	111,711	1,861
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	15,310
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(h)	697	699
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.57% 11/15/17 (c)(h)	2,883	2,884
Class E, 5.71% 11/15/17 (c)(h)	1,306	1,307
Class F, 5.77% 11/15/17 (c)(h)	1,186	1,186
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8775% 1/15/37 (c)(h)(j)	92,452	2,310
DL J Commercial Mortgage Corp. sequential pay Series 1999-CG1 Class A1B, 6.46% 3/10/32	20,345	20,752
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-35 Class C, 5.8867% 10/16/23 (h)	1,250	1,269
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	15,056	14,719
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (h)(j)	$ 64,689	$ 1,398
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.87% 12/16/14 (c)(h)	4,035	4,034
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $137,091)		137,093
Foreign Government and Government Agency Obligations - 0.2%

Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	15,000	15,122
Fixed-Income Funds - 61.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	6,100,156	608,308
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	7,249,060	727,153
Fidelity Corporate Bond 1-10 Year Central Fund (i)	22,323,947	2,259,853
Fidelity Corporate Bond 1-5 Year Central Fund (i)	1,500,000	151,170
Fidelity Specialized High Income Central Fund (i)	750,338	76,474
Fidelity Ultra-Short Central Fund (i)	11,648,963	1,157,092
TOTAL FIXED-INCOME FUNDS (Cost $4,962,570)		4,980,050
Cash Equivalents - 9.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 156,721	156,698
(Collateralized by U.S. Government Obligations) # (a)	623,209	623,117
TOTAL CASH EQUIVALENTS (Cost $779,815)		779,815
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $9,179,735)		9,194,353
NET OTHER ASSETS - (12.8)%		(1,040,609)
NET ASSETS - 100%		$ 8,153,744
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 2,300	$ (130)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	2,086	(61)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	2,086	(65)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	Oct. 2034	2,086	(77)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the not amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,225	(246)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. 6.785% Series 2004-R11 Class M6, 11/25/34	Dec. 2034	8,000	(169)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(75)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 2,086	$ (13)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(72)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	(28)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	(23)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(77)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(81)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,900	(1,045)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 214	$ (2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	584	(14)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	325	(4)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,300	(142)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	(13)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,300	(153)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Ramp Ser 2006-RS5 Trust, par value of the notional amount of Ramp Ser 2006-RS5 Trust 7.17% 9/25/36	Oct. 2036	3,300	(366)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)

	June 2010	$ 55,000	$ 346
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	34,720	390
TOTAL CREDIT DEFAULT SWAPS		$ 143,566	$ (2,120)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	(2,520)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(615)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	(608)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	30,000	(269)
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	40,000	583
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	100,000	512
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	200,000	1,445
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	100,000	2,116
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	$ 150,000	1,778
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	2,673
TOTAL INTEREST RATE SWAPS		$ 890,000	$ 5,095
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007
TOTAL TOTAL RETURN SWAPS		$ 20,000	$ 245
		$ 1,053,566	$ 3,220
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,370,000 or 2.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,642,000.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$156,698,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 6,508
BNP Paribas Securities Corp.	6,400
Banc of America Securities LLC	14,498
Bank of America, NA	21,693
Barclays Capital, Inc.	38,180
Bear Stearns & Co., Inc.	4,339
Citigroup Global Markets, Inc.	4,339
Countrywide Securities Corp.	21,693
Goldman, Sachs & Co.	2,169
Societe Generale, New York Branch	6,508
UBS Securities LLC	30,371
$ 156,698
$623,117,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 623,117
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 11,279
Fidelity 2-5 Year Duration Securitized Bond Central Fund	11,327
Fidelity Corporate Bond 1-10 Year Central Fund	38,423
Fidelity Corporate Bond 1-5 Year Central Fund	2,488
Fidelity Specialized High Income Central Fund	2,566
Fidelity Ultra-Short Central Fund	31,674
Total	$ 97,757

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 609,849*	$ -	$ 608,308	25.3%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	724,859*	-	727,153	21.8%
Fidelity Corporate Bond 1-10 Year Central Fund	-	2,232,395*	-	2,259,853	32.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	150,000*	-	151,170	11.6%
Fidelity Specialized High Income Central Fund	73,886	-	-	76,474	35.7%
Fidelity Ultra-Short Central Fund	909,057	399,990	150,015	1,157,092	8.5%
Total	$ 982,943	$ 4,117,093	$ 150,015	$ 4,980,050
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $56,038,000 of which $1,023,000 and $55,015,000 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $610,900 and repurchase agreements of $779,815) - See accompanying schedule: Unaffiliated issuers (cost $4,217,165)	$ 4,214,303
Fidelity Central Funds (cost $4,962,570)	4,980,050
Total Investments (cost $9,179,735)		$ 9,194,353
Cash		1,889
Receivable for investments sold		1,838
Receivable for swap agreements		74
Receivable for fund shares sold		24,811
Interest receivable		19,066
Distributions receivable from Fidelity Central Funds		20,935
Swap agreements, at value		3,220
Other receivables		117
Total assets		9,266,303

Liabilities
Payable for investments purchased Regular delivery	$ 24,998
Delayed delivery	449,752
Payable for fund shares redeemed	11,079
Distributions payable	391
Accrued management fee	2,125
Other affiliated payables	1,008
Other payables and accrued expenses	89
Collateral on securities loaned, at value	623,117
Total liabilities		1,112,559

Net Assets		$ 8,153,744
Net Assets consist of:
Paid in capital		$ 8,190,040
Undistributed net investment income		8,231
Accumulated undistributed net realized gain (loss) on investments		(62,747)
Net unrealized appreciation (depreciation) on investments		18,220
Net Assets, for 789,614 shares outstanding		$ 8,153,744
Net Asset Value, offering price and redemption price per share ($8,153,744 ÷ 789,614 shares)		$ 10.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007

Investment Income
Interest		$ 95,710
Income from Fidelity Central Funds		97,757
Total income		193,467

Expenses
Management fee	$ 12,365
Transfer agent fees	3,845
Fund wide operations fee	1,208
Independent trustees' compensation	13
Miscellaneous	9
Total expenses before reductions	17,440
Expense reductions	(332)	17,108
Net investment income		176,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,428)
Fidelity Central Funds	523
Swap agreements	(7,087)
Capital gain distribution from Fidelity Central Funds	163
Total net realized gain (loss)		(11,829)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	43,995
Fidelity Central Funds	29,711
Swap agreements	9,505
Total change in net unrealized appreciation (depreciation)		83,211
Net gain (loss)		71,382
Net increase (decrease) in net assets resulting from operations		$ 247,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 176,359	$ 125,816	$ 316,054
Net realized gain (loss)	(11,829)	(27,450)	(32,424)
Change in net unrealized appreciation (depreciation)	83,211	89,636	(183,468)
Net increase (decrease) in net assets resulting from operations	247,741	188,002	100,162
Distributions to shareholders from net investment income	(174,028)	(111,353)	(305,552)
Distributions to shareholders from net realized gain	(9,025)	-	(7,046)
Total distributions	(183,053)	(111,353)	(312,598)
Share transactions Proceeds from sales of shares	973,722	410,324	1,965,733
Reinvestment of distributions	180,374	109,643	307,173
Cost of shares redeemed	(632,319)	(687,668)	(1,673,659)
Net increase (decrease) in net assets resulting from share transactions	521,777	(167,701)	599,247
Total increase (decrease) in net assets	586,465	(91,052)	386,811

Net Assets
Beginning of period	7,567,279	7,658,331	7,271,520
End of period (including undistributed net investment income of $8,231 and $5,900 and distributions in excess of net investment income of $4,194, respectively)	$ 8,153,744	$ 7,567,279	$ 7,658,331
Other Information Shares
Sold	94,768	40,515	190,716
Issued in reinvestment of distributions	17,522	10,810	29,798
Redeemed	(61,564)	(67,970)	(162,458)
Net increase (decrease)	50,726	(16,645)	58,056
* The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Year ended August 31,
	2007	2006 G	2006 J	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87	$ 10.31	$ 10.13
Income from Investment Operations
Net investment income D	.233	.169	.436	.366	.374	.473	.560
Net realized and unrealized gain (loss)	.099	.081	(.295)	(.009)	(.123)	.562	.172
Total from investment operations	.332	.250	.141	.357	.251	1.035	.732
Distributions from net investment income	(.230)	(.150)	(.421)	(.362)	(.381)	(.475)	(.552)
Distributions from net realized gain	(.012)	-	(.010)	(.105)	(.200)	-	-
Total distributions	(.242)	(.150)	(.431)	(.467)	(.581)	(.475)	(.552)
Net asset value, end of period	$ 10.33	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87	$ 10.31
Total Return B, C	3.28%	2.48%	1.36%	3.47%	2.33%	10.25%	7.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.46%	.62%	.61%	.64%	.63%
Expenses net of fee waivers, if any	.45% A	.45% A	.46%	.62%	.61%	.64%	.63%
Expenses net of all reductions	.44% A	.44% A	.46%	.61%	.61%	.64%	.63%
Net investment income	4.58% A	4.96% A	4.22%	3.50%	3.48%	4.47%	5.44%
Supplemental Data
Net assets, end of period (in millions)	$ 8,154	$ 7,567	$ 7,658	$ 7,272	$ 6,846	$ 6,983	$ 5,064
Portfolio turnover rate F	99% A, I	71% A	44%	74%	120%	117%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager		Investment Objective		Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.		Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,194
Unrealized depreciation	(37,018)
Net unrealized appreciation (depreciation)	$ 15,176
Cost for federal income tax purposes	$ 9,179,177

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,151,204 and $343,438, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of the Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed- Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 343,133	$ (3,548)	3,431
2-5 Year Duration Securitized Bond Central Fund	560,406	(6,618)	5,604
Corporate Bond 1-5 Year Central Fund	150,000	-	1,500
Corporate Bond 1-10 Year Central Fund	2,232,395	(2,444)	22,324
Total	$ 3,285,934	$ (12,610)	32,859

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $294.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by and transfer agent expenses by $15 and $317, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 11% and 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 30% of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of February 28, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2007, for the four months ended August 31, 2006 and for the year ended April 30, 2006, and the financial highlights for the six months ended February 28, 2007, for the four months ended August 31, 2006 and for each of the five years in the period ended April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 16, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IBF-USAN-0407
1.784857.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007